NOTES PAYABLE (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Debt Instrument [Line Items]
2017		$ 321,521
2018		442,776
2019		11,095,495
2020		7,954,233
Notes Payable, Total	$ 24,723,987	$ 19,814,025	$ 19,890,410